Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventory

	2021	2022
Finished goods	$62,410	$68,420
Raw materials	80,606	19,584
WIP	6,039	1,961
Total Inventory	$149,055	$89,965